Trade and other receivables (Tables)	3 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Components of trade and other receivables
The Company’s trade and other receivables as at March 31, 2022 and December 31, 2021 include the following:

	2022	2021
	$	$
Trade receivables	25,020	21,985
Accrued revenues	3,678	3,241
Tax credits receivable	2,567	2,423
Other receivables	362	36
	31,627	27,685